Old Mutual Dwight High Yield Fund
Old Mutual Dwight High Yield Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide investors with a high level of current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. FEES AND EXPENSES TABLE
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Old Mutual Dwight High Yield Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Old Mutual Dwight High Yield Fund Institutional Class
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		none
Other Operating Expenses		0.51%
Acquired Fund Fees and Expenses		0.01%
Total Other Expenses		0.52%
Total Annual Operating Expenses	[1]	1.22%
Expense (Reduction)/Recoupment		(0.41%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[2]	0.81%
[1]	Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 0.80% for Institutional Class shares of the Fund. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Dwight High Yield Fund Institutional Class	83	347	631	1,441

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset backed securities, income-producing convertible securities, and preferred stocks.  The Fund may invest in unrated securities deemed by the Fund's Sub-Adviser, Dwight Asset Management LLC ("Dwight"), to be below investment grade.

The Fund may invest up to 30% of its assets in U.S. dollar denominated foreign debt obligations.  The Fund may also invest in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls.  The Sub-Adviser seeks to maintain a minimum average credit quality for the Fund's investments at a rating of "B" (or equivalent) or higher from any NRSRO.  The Fund's investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Corporate High-Yield Bond Index.  As of June 30, 2011 the Fund's average duration was 4.49 years, which was approximately 105% of the average duration of the Barclays Capital U.S. Corporate High Yield Bond Index.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt.  Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund's share price.

Counterparty Risk.  The Fund will enter into derivative instruments such as swap transactions with counterparties, the terms of which will extend beyond standard settlement.  The counterparties' ability to perform their obligations in connection with the swap transactions and other similar derivative instruments is dependent upon their sustained credit quality.

High Yield Risk.  The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in high yield securities (commonly known as "junk bonds") which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities.  These securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for high yield bonds and reduce the Fund's ability to sell these securities (liquidity risk).  High yield issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds.  In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders.  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.  Prices of high yield bonds are subject to extreme price fluctuations.  Adverse changes to the issuer's industry and general economic conditions may have a greater impact on the prices of high yield bonds than on those of other higher rated fixed-income securities.  The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Liquidity Risk.  The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell lower-quality debt securities.

Interest Rate Risk.  When interest rates change, the value of the Fund's holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk.  This risk relates primarily to mortgage-backed securities.  During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal.  Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

Foreign Securities.  Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the U.S. and are not traded in the U.S.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

PERFORMANCE INFORMATION
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The performance table compares the average annual total return information for the Fund's Institutional Class shares to the Barclays Capital U.S. Corporate High-Yield Bond Index, a widely recognized, unmanaged index that measures the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.  Securities are classified as high-yield (Ba1, BB+, BB+ or below) using the middle rating of Moody's, Fitch and S&P, respectively.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.

Year-by-Year Total Returns through December 31, 2010 – Institutional Class Shares

The Fund's Institutional Class shares year-to-date return as of June 30, 2011 was 5.48%.
Best Quarter:	6/30/09	24.95%
Worst Quarter:	12/31/08	(10.60%)

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Old Mutual Dwight High Yield Fund	Inception (or "as of") Date	Past 1 Year	Past 5 Years	Life of Fund
Institutional Class	Nov. 19, 2007	15.76%		15.45%
Institutional Class After Taxes on Distributions		8.80%		9.93%
Institutional Class After Taxes on Distributions and Sale of Fund Shares		10.05%		9.85%
Barclays Capital U.S. Corporate High-Yield Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)	Nov. 19, 2007	15.12%		8.88%

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.